JOINT VENTURES AND ASSOCIATES (Details) - USD ($)		3 Months Ended		9 Months Ended
	Dec. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
JOINT VENTURES
Assets in joint ventures and associates		$ 39,185,745		$ 39,185,745		$ 38,554,092
Liabilities in joint ventures and associates		221,014		221,014		717,948
Share of profit or loss of joint ventures and associates		378,145	$ (203,954)	1,260,433	$ 715,133
Trigall Genetics S.A.
JOINT VENTURES
Liabilities in joint ventures and associates		221,014		221,014		717,948
Share of profit or loss of joint ventures and associates				496,934	828,307
Synertech Industrias S.A.
JOINT VENTURES
Assets in joint ventures and associates		35,892,032		35,892,032		35,646,740
Share of profit or loss of joint ventures and associates				337,543	(48,882)
Indrasa Biotecnologia S.A.
JOINT VENTURES
Assets in joint ventures and associates						70,466
Share of profit or loss of joint ventures and associates				(57,033)	50,417
Alfalfa Technologies S.R.L
JOINT VENTURES
Assets in joint ventures and associates		44,840		44,840		74,827
Moolec Science Limited
JOINT VENTURES
Assets in joint ventures and associates						2,759,059
Share of profit or loss of joint ventures and associates					$ (114,709)
Moolec Science S.A.
JOINT VENTURES
Assets in joint ventures and associates		$ 3,248,873		3,248,873		$ 3,000
Share of profit or loss of joint ventures and associates				$ 482,989
Moolec Science S.A. | Ordinary shares
JOINT VENTURES
Number of shares received in exchange for all of its ownership in Moolec Sciente Limited ordinary shares	1,560,000
Ownership held (in shares)		1,860,000		1,860,000